UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     M.D. Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number:  28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary Mooney
Title:    Senior Vice President & Head of Operations
Phone:    (212) 843-8956


Report Type (Check only one.)

[  ]      13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Included in the filing of :

M.D. Sass Investors Services, Inc.
Form 13 F File Number:  28-04057